Shareholder Report, Holdings (Details) - American Conservative Values ETF	Jul. 31, 2026
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Berkshire Hathaway Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Micron Technology, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.99%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Information Technology - Hardware Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.35%
Information Technology - Software & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.57%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%